Equity	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Equity [Abstract]
EQUITY

NOTE 11 - EQUITY

During the six months ended January 31, 2023, the Company issued 4,814,907 shares of common stock in connection with new convertible promissory notes. At the time of issuance, the Company recognized the relative fair market value of the commons shares of $325,344 as debt discount, and it will be amortized to interest expense during the term of the promissory notes.

During the six months ended January 31, 2023, the Company issued 3,060,000 shares of common stock as consideration for the extension of maturity dates for the convertible promissory notes. The Company recognized the fair market value of the common shares of $340,125 which was recognized as interest at the time of each extension.

During the six months ended January 31, 2023, the Company issued 170,305 shares of common stock to various individuals for the exercise of 170,305 warrants, with an exercise price of $0.13 per warrant and secured $22,139 in proceeds.

During the six months ended January 31, 2023, the Company issued 1,500,000 shares of common stock in connection with the conversion of $75,000 of convertible promissory notes.

During the six months ended January 31, 2023, the Company issued 855,050 shares of common stock to various Series A Preferred Shareholders who converted 200,000 Series A Convertible Preferred Stock shares and $56,516 of accrued dividends.

DIGERATI TECHNOLOGIES, INC [Member]
Equity [Abstract]
EQUITY

NOTE 17 - EQUITY

During the year ended July 31, 2022, the Company issued the following shares of common stock:

On August 31, 2021, the Company entered into a $75,000 promissory note, with a maturity date of August 31, 2022, and annual interest rate of 8%. In conjunction with the promissory note, we issued 150,000 shares of common stock. At the time of issuance, the Company recognized the relative fair market value of the shares of $13,635 as debt discount, and it will be amortized to interest expense during the term of the promissory note.

On September 29, 2021, the Company entered into a $75,000 promissory note, with a maturity date of September 29, 2022, and annual interest rate of 8%. In conjunction with the promissory note, we issued 150,000 shares of common stock. At the time of issuance, the Company recognized the relative fair market value of the shares of $10,788 as debt discount, and it will be amortized to interest expense during the term of the promissory note.

On October 22, 2021, the Company entered into a $150,000 promissory note, with a maturity date of October 22, 2022, and annual interest rate of 8%. In conjunction with the promissory note, we issued 300,000 shares of common stock. At the time of issuance, the Company recognized the relative fair market value of the shares of $13,965 as debt discount, and it will be amortized to interest expense during the term of the promissory note.

On January 21, 2022, the Company secured two promissory notes for $460,000, with a maturity date of October 21, 2022, and annual interest rate of 8%. In conjunction with the promissory notes, we issued 600,000 shares of common stock. At the time of issuance, the Company recognized $60,892 as debt discount, and it will be amortized to interest expense during the term of the promissory notes.

On February 14, 2022, the Company entered into a note extension agreement, and as consideration for the extension, the Company issued 250,000 shares of common stock with a fair value of $34,150. In addition, the Company agreed to add $75,000 to the principal amount outstanding. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. The Company recognized a loss on extinguishment of debt for both the $75,000 increase in principal and $34,150 fair value of shares issued and charged the total $109,150 to interest expense at the time of the extension.

On July 1, 2022, the Company issued a total of 1,500,000 shares of common stock for the professional services provided by a consultant. At the time of issuance, the fair market value of the common stock issued was $125,250.

On July 26, 2022, the Company entered into a note extension agreement, and as consideration for the extension, the Company issued 300,000 shares of common stock with a fair value of $30,000. In addition, the Company agreed to add $50,000 to the principal amount outstanding. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. The Company recognized a loss on extinguishment of debt for both the $50,000 increase in principal and $30,000 fair value of shares issued and charged the total $80,000 to interest expense at the time of the extension.

On July 27, 2022, the Company entered into a variable convertible promissory note with an aggregate principal amount of $165,000, annual interest rate of 8% and a maturity date of April 27, 2023. After payment of transaction-related expenses and closing fees of $19,500, net proceeds to the Company from the Note totaled $100,000. Additionally, the Company recorded $19,500 as a discount to the Note which is amortized over the term of the note. In connection with the execution of the note, the Company issued 300,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $22,093 as debt discount, and it will be amortized to interest expense during the term of the promissory note.

During the year ended July 31, 2021, the Company issued the following shares of common stock:

During the year ended July 31, 2021, we issued 21,275,629 shares of common stock for debt conversion and settlement of debt $428,375.

During the year ended July 31, 2021, we issued 4,250,000 shares of common stock for professional services with a fair market value of $222,950.

During the year ended July 31, 2021, we issued 1,000,000 shares of common stock for settlement of accounts payable with a fair market value of $60,500.

During the year ended July 31, 2021, we issued 7,858,820 shares to various employees as part of the Company’s Non-Standardized profit-sharing plan contribution and shares issued in lieu of cash compensation with a fair market value of $264,712.

During the year ended July 31, 2021, we issued 2,100,000 shares in conjunction with various promissory notes with a fair market value of $146,942.

During the year ended July 31, 2021, we issued 400,000 shares in conjunction with various extension agreements for promissory notes with a fair market value of $58,760.

During the year ended July 31, 2021, we received $33,000 in proceeds from the exercise of 330,000 warrants, with an exercise price of $0.10 per warrant, as a result we issued 330,000 shares of common stock.

During the year ended July 31, 2021, we issued 55,400 shares of the Series C Convertible Preferred Stock to various members of the Management team. The Series C Convertible Preferred Stock were issued for settlement of accrued compensation to the management team of $554,010. There was no gain or loss recorded on the transaction.

During the year ended July 31, 2021, we issued 17,965 shares of Series B Convertible Preferred Stock for payment of debt of $17,965.